Trade payables and other current liabilities - Schedule of Trade Payables and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 8,834	$ 9,412	[1]	$ 13,023	[1],[2]
Other current liabilities:
Employees and social debts	3,575	3,091		3,720
Others	965	1,563		1,418
Total other current liabilities	4,540	4,654	[1]	5,138	[1],[2]
Strategic agreement	5,303	0		0
Deferred revenue, current	727	973		740
Current contract liabilities	$ 5,812	$ 973	[1]	$ 740	[1],[2]

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.